INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
NOTE 8      -       INTANGIBLE ASSETS

Intangible assets as of December 31, 2025 originated from the acquisition of ancosys on January 25, 2022 and from the acquisition of Sentronics on January 30, 2025. The following is a summary of intangible assets as of December 31, 2025 and 2024:

	As of December 31,
	2 0 2 5	2 0 2 4
Original amount:
Technology	55,966	35,054
Customer relationships	7,210	3,834
	63,176	38,888

Accumulated amortization:
Technology	16,046	6,934
Customer relationships	1,311	496
	17,357	7,430
Net book value	45,819	31,458

Amortization expenses amounted as following:

	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3

Technology	8,164	5,284	5,430
Customer relationships	733	359	427
	8,897	5,643	5,857

Annual amortization expenses are expected as follows:

Year ending December 31,
2026	9,308
2027	9,308
2028	9,308
2029	9,308
2030	6,285
2031 and thereafter	2,302
Total	45,819